Trade receivables - Schedule of Non-Interest Bearing Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 11,957	$ 16,758		$ 18,754
Current contract assets	1,587	2,707	[1]	3,112	[1],[2]
Unbilled revenue	0	105		355
Unissued credit notes	(848)	(1,094)		(485)
Provisions on trade receivables	(2,719)	(2,592)		(810)
Net trade receivables	$ 9,977	$ 15,884		$ 20,926

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.